Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Stockholders Equity Tables
Schedule of computing the fair value of the warrants using the Black-Scholes pricing model

The Company utilized the following key assumptions in computing the fair value of the warrant grants using the Black-Scholes pricing model for fiscal year 2017:

	Fiscal 2018	Fiscal 2017
Weighted-average volatility	203%	180%
Expected dividends	None	None
Expected term (in years)	10.00	10.00
Weighted-average risk-free interest rate	1.16%	2.19%
Weighted-average fair value of warrants granted	$0.11	$0.08

The Company utilized the following key assumptions in computing the fair value of the warrants using the Black-Scholes pricing model:

	April 3,	May 5,	September 10,	December 4,	February 28,
	2015	2015	2015	2015	2016
Weighted-average volatility	122%	125%	121%	122%	126%
Expected dividends	None	None	None	None	None
Expected term (in years)	10.00	10.00	10.00	10.00	1.00
Weighted-average risk-free interest rate	1.92%	2.19%	2.23%	1.92%	0.66%
Weighted-average fair value of warrants granted	$0.14	$0.21	$0.29	$0.14	$0.15

Summary of stock warrant activity

The following table summarizes information about the Company’s stock warrant activity during the first nine months of fiscal 2018 and fiscal year 2017:

Number of Warrants
Outstanding - February 29, 2016	4,510,000
Granted	150,000
Canceled or expired	-
Outstanding - February 28, 2017	4,660,000
Granted	4,000,000
Cancelled or expired	-
Outstanding – November 30, 2017	8,660,000
Exercisable at November 30, 2017	8,660,000

The following table summarizes information about the Company’s stock warrant activity during the fiscal years 2017 and 2016:

Number of Warrants
Outstanding - February 28, 2015	700,000
Granted	4,510,000
Canceled or expired	(700,000)
Outstanding - February 29, 2016	4,510,000
Granted	150,000
Canceled or expired	-
Outstanding - February 28, 2017	4,660,000
Exercisable at February 28, 2017	4,660,000

Summary of stock warrants outstanding

The following table summarizes information about stock warrants outstanding as of November 30, 2017:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	3,550,000	9.50	$0.09	3,550,000	$0.09
$0.15	3,460,000	4.58	$0.14	3,460,000	$0.14
$0.25	300,000	8.83	$0.24	300,000	$0.24
$0.25	850,000	8.92	$0.24	850,000	$0.24
$0.30	500,000	9.25	$0.28	500,000	$0.28
$0.10 - $0.30	8,660,000	5.65	$0.14	8,660,000	$0.14

The following table summarizes information about stock warrants outstanding as of February 28, 2017:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	550,000	9.75	$0.13	550,000	$0.13
$0.15	2,460,000	0.83	$0.07	2,460,000	$0.07
$0.25	300,000	9.08	$0.24	300,000	$0.24
$0.25	850,000	9.17	$0.24	850,000	$0.24
$0.30	500,000	9.50	$0.28	500,000	$0.28
$0.10 - $0.30	4,660,000	4.70	$0.14	4,660,000	$0.14